Consolidated Statements of Financial Position (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (in Dollars per share)	$ 5	$ 5
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares outstanding	118,888,876	117,855,075
Treasury shares, shares	216,523	216,523